Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Table Text Block]

	2017 Quarters
	Total	Fourth	Third	Second	First

Total revenues	$341,191	$104,784	$96,027	$81,877	$58,503

Income from operations	88,863	28,737	28,059	22,073	9,994

Net income	66,547	22,814	22,301	16,578	4,854

Earnings per Class A Unit—basic and diluted	1,258.36	431.40	421.70	312.79	92.47

	2016 Quarters
	Total	Fourth	Third	Second	First

Total revenues	$155,048	$49,547	$36,755	$32,863	$35,883

Income from operations	10,615	6,162	2,112	1,218	1,123

Net income (loss)	(8,176)	1,346	(3,167)	(1,833)	(4,522)

Earnings (loss) per Class A Unit—basic and diluted	(224.00)	36.88	(86.77)	(50.22)	(123.89)